NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS

NONCONTROLLING INTERESTS
The following table provides additional information regarding Noncontrolling interests as presented in our Consolidated Statements of Financial Position:

December 31,	2018	2017
(millions of Canadian dollars)
Algonquin Gas Transmission, L.L.C1	518	476
Enbridge Energy Management, L.L.C.[2]	—	34
Enbridge Energy Partners, L.P.[3]	—	138
Enbridge Gas Distribution Inc.[4]	—	100
Maritimes & Northeast Pipeline, L.L.C1	613	572
Renewable energy assets[5]	1,961	806
Spectra Energy Partners, LP6	—	4,335
Union Gas Limited[7]	—	110
Westcoast Energy Inc.[8]	841	1,005
Other[9]	32	21
	3,965	7,597

1	Represents subsidiaries of SEP and the interests in these subsidiaries held by third parties.

2
On December 20, 2018, we executed the definitive agreement with EEM and acquired all of the publicly held shares of EEM not already owned by us or our subsidiaries. As at December 31, 2017, the balance represented 88.3% interest in EEM held by public shareholders.

3
On December 20, 2018, we executed the definitive agreement with EEP and acquired all of the publicly held Class A common units of EEP not already owned by us or our subsidiaries. As at December 31, 2017, the balance represented 68.2% interest in EEP held by public unitholders.

4
On November 29, 2018, EGD redeemed all of its four million cumulative redeemable preferred shares held by third parties. As at December 31, 2017, the balance of these preferred shares was $100 million.

5
On August 1, 2018, we closed the sale of 49% of our interest in the Renewable Assets (Note 8). The remaining balance represents the tax equity investors' interests in Magic Valley, Wildcat, Keechi, New Creek and Chapman Ranch wind facilities, which are accounted for using the HLBV method, with an additional 20.0% noncontrolling interest in each of the Magic Valley and Wildcat wind facilities held by third parties as at December 31, 2018 and 2017.

6
On December 17, 2018, we closed the definitive agreement with SEP and acquired all of the publicly listed common units of SEP not already owned by us or our subsidiaries. As at December 31, 2017, the balance represented 25.7% interest in SEP held by public unitholders.

7
On November 29, 2018, Union Gas redeemed all of its four million cumulative redeemable preferred shares held by third parties. As at December 31, 2017, the balance of these preferred shares was $110 million.

8
Represents the 16.6 million cumulative redeemable preferred shares and 12 million cumulative first preferred shares as at December 31, 2018 and 2017 held by third parties in Westcoast Energy Inc., and the 22.0% interest in Maritimes & Northeast Pipeline Limited Partnership held by third parties as at December 31, 2018 and 2017.

9	Represents subsidiary of EEP and the interests in this subsidiary held by third parties.

United States Sponsored Vehicles Buy-in
On August 24, 2018, we entered into a definitive agreement with SEP under which we agreed to acquire all of the outstanding public common units of SEP not already owned by us or our subsidiaries on the basis of 1.111 of our common shares for each common unit of SEP. Upon the closing of the transaction on December 17, 2018, we acquired all of the public common units of SEP and SEP became an indirect, wholly-owned subsidiary of Enbridge. The transaction is valued at $3.9 billion based on the closing price of our common shares on the New York Stock Exchange on December 14, 2018. As a result of this buy-in, we recorded a decrease in Noncontrolling interests, Additional paid-in capital and Deferred income tax liabilities of $3.0 billion, $642 million and $167 million, respectively.
On September 17, 2018, we entered into definitive agreements with each of EEP and EEM under which we agreed to acquire all of the outstanding public class A common units of EEP and all of the outstanding public listed shares of EEM not already owned by us or our subsidiaries. Under the agreements, EEP public unitholders will receive 0.335 of our common shares for each class A common unit of EEP, and EEM public shareholders will receive 0.335 of our common shares for each listed share of EEM. Upon the closing of the respective transactions on December 20, 2018, we acquired all of the public Class A common units of EEP and shares of EEM, and both EEP and EEM became indirect, wholly-owned subsidiaries of Enbridge. The EEP and EEM transactions are valued at $3.0 billion and $1.3 billion, respectively, based on the closing price of our common shares on the New York Stock Exchange on December 19, 2018. As a result of the buy-ins, collectedly for EEP and EEM, we recorded an increase in Noncontrolling interests and a decrease in Additional paid-in capital and Deferred income tax liabilities of $185 million, $3.7 billion and $707 million, respectively.

For discussion on the roll-up of ENF, refer to Canadian Sponsored Vehicles Buy-in under Redeemable Noncontrolling Interests below.
Renewable Assets
On August 1, 2018, we closed the sale of a 49% interest in all of our Canadian renewable assets and a 49% interest in two United States renewable assets to CPPIB (Note 8). As a result, we recorded an increase in Noncontrolling interests, Additional paid-in capital and Deferred income tax liabilities of $1,183 million, $79 million and $27 million, respectively, in the third quarter of 2018. For 2018, CPPIB's distributions and allocation of earnings were not proportionate to its ownership.

SEP Incentive Distribution Rights
As at December 31, 2017, we collectively owned a 75% ownership interest in SEP, together with 100% of SEP's incentive distribution rights (IDRs). On January 22, 2018, Enbridge and SEP announced the execution of a definitive agreement, resulting in us converting all of our IDRs and general partner economic interests in SEP into 172.5 million newly issued SEP common units. As part of the transaction, all of the IDRs were eliminated. In the first quarter of 2018, we held a non-economic general partner interest in SEP and owned approximately 403 million SEP common units, representing approximately 83% of SEP's outstanding common units. As a result of this restructuring, we recorded a decrease in Noncontrolling interests of $1.5 billion and increases in Additional paid-in capital and Deferred income tax liabilities of $1.1 billion and $333 million, respectively. Subsequently in 2018, we acquired all of the outstanding common units of SEP (refer to United States Sponsored Vehicles Buy-in above).

Enbridge Energy Partners, L.P.
United States Sponsored Vehicle Strategy
On April 28, 2017, we completed a strategic review of EEP and took the actions described below. As a result of these actions, we recorded an increase in Noncontrolling interests of $458 million, inclusive of foreign currency translation adjustments, and a decrease in Additional paid-in capital of $421 million, net of deferred income taxes of $253 million.

Acquisition of Midcoast Assets and Privatization of MEP
On April 27, 2017, we completed our previously-announced merger through a wholly-owned subsidiary, through which we privatized MEP by acquiring all of the outstanding publicly-held common units of MEP for total consideration of approximately US$170 million.

On June 28, 2017, we acquired, through a wholly-owned subsidiary, all of EEP’s interest in the Midcoast gas gathering and processing business for cash consideration of US$1.3 billion plus existing indebtedness of MEP of US$953 million.

As a result of the above transactions, 100% of the Midcoast gas gathering and processing business was owned by us and subsequently sold on August 1, 2018 (see Note 8 - Acquisitions and Dispositions for further details).

EEP Strategic Restructuring Actions
On April 27, 2017, EEP redeemed all of its outstanding Series 1 Preferred Units held by us at face value of US$1.2 billion through the issuance of 64.3 million Class A common units to us. We also irrevocably waived all of our rights associated with our ownership of 66.1 million Class D units and 1,000 Incentive Distribution Units of EEP, in exchange for the issuance of 1,000 Class F units. The Class F units are entitled to (i) 13% of all distributions in excess of US$0.295 per EEP unit, but equal to or less than US$0.35 per EEP unit, and (ii) 23% of all distributions in excess of US$0.35 per EEP unit. The irrevocable waiver was effective with respect to distributions declared with a record date after April 27, 2017. In connection with these strategic restructuring actions, EEP reduced its quarterly distribution from US$0.583 per unit to US$0.35 per unit. Further, in conjunction with the restructuring actions, EEP terminated a receivable purchase agreement with a special purpose entity wholly-owned by us.

Finalization of Bakken Pipeline System Joint Funding Agreement
On April 27, 2017, we entered into a joint funding arrangement with EEP. Pursuant to this joint funding arrangement, we own 75% and EEP owns 25% of the combined 27.6% effective interest in the Bakken Pipeline System. Under this arrangement, EEP retains a five-year option to acquire an additional 20% interest in the Bakken Pipeline System. Upon the execution of the joint funding arrangement, EEP repaid the outstanding balance on its US$1.5 billion credit agreement with us, which it had drawn upon to fund the initial purchase.

REDEEMABLE NONCONTROLLING INTERESTS
The following table presents additional information regarding Redeemable noncontrolling interests as presented in our Consolidated Statements of Financial Position:

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Balance at beginning of year	4,067	3,392	2,141
Earnings attributable to redeemable noncontrolling interests	117	175	268
Other comprehensive income/(loss), net of tax
Change in unrealized loss on cash flow hedges	3	(21)	(17)
Other comprehensive loss from equity investees	14	—	—
Reclassification to earnings of loss on cash flow hedges	—	57	9
Foreign currency translation adjustments	4	(6)	(3)
Other comprehensive income/(loss), net of tax	21	30	(11)
Distributions to unitholders	(300)	(247)	(202)
Contributions from unitholders	70	1,178	591
Modified retrospective adoption of accounting standard (note 3)	(38)	—	—
Net dilution gain/(loss)	76	(169)	(81)
Redemption value adjustment	456	(292)	686
Sponsored vehicle buy-in1	(4,469)	—	—
Balance at end of year	—	4,067	3,392

1 On November 8, 2018, we executed the definitive agreement with ENF and acquired all of the publicly held shares of ENF not already owned by us or our subsidiaries.

Canadian Sponsored Vehicle Buy-in
On September 17, 2018, we entered into a definitive agreement with ENF under which we would acquire all of the outstanding public common shares of ENF not already owned by us or our subsidiaries on the basis of 0.735 of our common shares and cash of $0.45 for each common share of ENF. Upon the closing of the transaction on November 8, 2018, we acquired all of the public common shares of ENF and ENF become a wholly-owned subsidiary of Enbridge. The transaction, excluding the cash component, is valued at $4.5 billion based on the closing price of our common shares on the Toronto Stock Exchange on November 7, 2018. As a result of this buy-in, we recorded a decrease in Redeemable noncontrolling interests and Additional paid-in capital of $4.5 billion and $25 million, respectively, with nil deferred tax impact.
As at December 31, 2017 and 2016, Redeemable Noncontrolling Interest represented 56.5% and 45.6%, respectively, of interests in the Fund’s trust units that are held by third parties.